SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Summary of the quarterly operating results
Revenue		$ 44,355	$ 53,467	$ 47,975	$ 43,121	$ 44,329	$ 39,040	$ 57,981	$ 45,632			$ 188,918	$ 186,982
Gross profit	$ 5,956	5,332	10,212	6,747	6,450	7,967	4,760	6,754	(1,555)	$ 21,830	$ 23,409	28,741	17,926
Loss from continuing operations	$ (363)	$ (2,688)	$ (2,840)	$ (6,024)	$ (2,238)	$ (3,178)	$ (9,786)	$ (5,430)	$ (11,625)	$ 1,318	$ (11,102)	$ (13,790)	$ (30,019)
Loss per common share from continuing operations:
Basic earnings (loss) per common share(in dollars per share)	$ (0.02)	$ (0.15)	$ (0.16)	$ (0.33)	$ (0.12)	$ (0.18)	$ (0.55)	$ (0.31)	$ (0.67)	$ 0.07	$ (0.61)	$ (0.76)	$ (1.70)
Diluted earnings (loss) per common share (in dollars per share)	$ (0.02)	$ (0.15)	$ (0.16)	$ (0.33)	$ (0.12)	$ (0.18)	$ (0.55)	$ (0.31)	$ (0.67)	$ 0.07	$ (0.61)	$ (0.76)	$ (1.70)
Liquidated damages
Summary of the quarterly operating results
Revenue													$ 4,400
Reversal of liquidated damages reserve						$ 4,400							4,400
Loss per common share from continuing operations:
Performance liquidated damages						$ 0							$ 0	$ 4,400